PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5.	PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at September 30, 2021 and December 31, 2020:

	September 30, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers, software and office equipment	$2,696,708	$(2,347,083)	$349,625	$2,800,872	$(2,257,797)	$543,075
Machinery and equipment	184,368	(158,822)	25,546	192,988	(152,149)	40,839
Vehicles	158,590	(124,667)	33,923	163,525	(106,826)	56,699
Furniture and fixtures	405,192	(366,052)	39,140	422,234	(364,655)	57,579
Leasehold improvements	1,090,960	(935,789)	155,171	1,143,704	(903,381)	240,323
Total fixed assets	4,535,818	(3,932,413)	603,405	4,723,323	(3,784,808)	938,515
Capital assets not subject to depreciation:
Construction in progress	25,368	–	25,368	26,594	–	26,594
Total fixed assets	$4,561,186	$(3,932,413)	$628,773	$4,749,917	$(3,784,808)	$965,109

For the three months ended September 30, 2021 and 2020, the Company recorded depreciation expense of $330,479 and $333,473, respectively.